PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2021	2020
Deferred transaction related costs	$3,042	$—
Prepaid expenses	385	203
Other current assets	173	488
Total prepaid expenses and other current assets	$3,600	$691